CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 40,313	$ 37,821
Marketable securities	840
Receivables	7,254	2,803
Prepaid expenses	5,789	1,077
Current assets	54,196	41,701
Marketable securities	4,252	2,985
Deposits	2,208	2,691
Exploration and evaluation interests	75,531	75,074
Capital assets	18,775	15,385
Total assets	154,962	137,836
Current
Accounts payable and accrued liabilities	12,537	19,755
Current portion of lease liability	494	1,329
Flow-through share premium liability	12,413	1,335
Current liabilities	25,444	22,419
Long-term lease liability	818	1,305
Provision for closure and reclamation	5,151	5,161
Total liabilities	31,413	28,885
SHAREHOLDERS' EQUITY
Capital stock	361,982	241,340
Reserves	40,608	29,085
Deficit	(279,041)	(161,474)
Total shareholders' equity	123,549	108,951
Total liabilities and shareholders' equity	$ 154,962	$ 137,836